Schedule of Carrying Amounts and Fair Values of Financial Instruments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Developed Technology			$ 3,721,745
Liabilities
Deferred consideration	$ 3,218,303	3,338,343	2,889,792
Forward purchase derivative			7,309,580
Assets held for sale	385,642
Reported Value Measurement [Member]
Assets
Cash	247,318	2,324,647	4,888,769
Forward purchase agreement		4,584,221	4,584,221
Loans		360,552	330,579
Liabilities
Deferred consideration	3,131,303	3,016,343	2,889,792
Senior Secured Promissory note	10,748,408	11,004,173	14,011,166
Public warrants	6,354	246,445	481,850
Private placement warrants	384	9,632	25,070
PIPE Warrants	4,440	79,512	273,124
Abaca Warrants	95,073	1,024,900	3,384,085
Third anniversary payment consideration	87,000	322,000	810,000
Forward purchase derivative	7,309,580	7,309,580	7,309,580
Assets held for sale	385,642
Estimate of Fair Value Measurement [Member]
Assets
Cash	247,318	2,324,647	4,888,769
Forward purchase agreement		4,584,221	4,584,221
Loans		359,505	363,561
Liabilities
Deferred consideration	3,131,303	3,016,343	2,889,792
Senior Secured Promissory note	6,063,400	10,221,652	12,750,204
Public warrants	6,354	246,445	481,850
Private placement warrants	384	9,632	25,070
PIPE Warrants	4,440	79,512	273,124
Abaca Warrants	95,073	1,024,900	3,384,085
Third anniversary payment consideration	87,000	322,000	810,000
Forward purchase derivative	7,309,580	7,309,580	7,309,580
Assets held for sale	384,527
Fair Value, Inputs, Level 1 [Member]
Assets
Cash	247,318	2,324,647	4,888,769
Forward purchase agreement		4,584,221	4,584,221
Loans
Liabilities
Deferred consideration	3,131,303	3,016,343	2,889,792
Senior Secured Promissory note
Public warrants	6,354	246,445	481,850
Private placement warrants
PIPE Warrants
Abaca Warrants
Third anniversary payment consideration
Forward purchase derivative
Assets held for sale	384,527
Fair Value, Inputs, Level 2 [Member]
Assets
Cash
Forward purchase agreement
Loans
Liabilities
Deferred consideration
Senior Secured Promissory note
Public warrants
Private placement warrants
PIPE Warrants
Abaca Warrants
Third anniversary payment consideration
Forward purchase derivative
Assets held for sale
Fair Value, Inputs, Level 3 [Member]
Assets
Cash
Forward purchase agreement
Loans		359,505	363,561
Liabilities
Deferred consideration
Senior Secured Promissory note	6,063,400	10,221,652	12,750,204
Public warrants
Private placement warrants	384	9,632	25,070
PIPE Warrants	4,440	79,512	273,124
Abaca Warrants	95,073	1,024,900	3,384,085
Third anniversary payment consideration	87,000	322,000	810,000
Forward purchase derivative	7,309,580	7,309,580	7,309,580
Assets held for sale
Marketing-Related Intangible Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Developed Technology			65,216
Finite-Lived Intangible Assets, Fair Value Disclosure
Customer Relationships [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Developed Technology			56,775
Finite-Lived Intangible Assets, Fair Value Disclosure
Developed Technology Rights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Developed Technology			3,599,754
Finite-Lived Intangible Assets, Fair Value Disclosure			3,599,754
Fair Value, Nonrecurring [Member] | Marketing-Related Intangible Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Developed Technology
Fair Value, Nonrecurring [Member] | Marketing-Related Intangible Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Developed Technology
Fair Value, Nonrecurring [Member] | Marketing-Related Intangible Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Developed Technology
Fair Value, Nonrecurring [Member] | Marketing-Related Intangible Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Developed Technology
Fair Value, Nonrecurring [Member] | Customer Relationships [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Developed Technology
Fair Value, Nonrecurring [Member] | Customer Relationships [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Developed Technology
Fair Value, Nonrecurring [Member] | Customer Relationships [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Developed Technology
Fair Value, Nonrecurring [Member] | Customer Relationships [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Developed Technology
Fair Value, Nonrecurring [Member] | Developed Technology Rights [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Developed Technology			3,599,754
Fair Value, Nonrecurring [Member] | Developed Technology Rights [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Developed Technology
Fair Value, Nonrecurring [Member] | Developed Technology Rights [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Developed Technology
Fair Value, Nonrecurring [Member] | Developed Technology Rights [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Developed Technology			$ 3,599,754